Cover	Apr. 15, 2024
Document Information Line Items
Entity Registrant Name	RECRUITER.COM GROUP, INC.
Entity Central Index Key	0001462223
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K originally filed by Recruiter.com Group, Inc. on February 13, 2024, to correct a typographical error contained in the report.
Entity Emerging Growth Company	true
Document Period End Date	Apr. 15, 2024
Entity Ex Transition Period	false
Entity File Number	001-53641
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	123 Farmington Avenue
Entity Address City Or Town	Bristol
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06010
City Area Code	855
Local Phone Number	931-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	Suite 252
Common Stocks Member
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	RCRT
Security Exchange Name	NASDAQ
Purchase Warrant Member
Document Information Line Items
Security 12b Title	Common Stock Purchase Warrants
Trading Symbol	RCRTW
Security Exchange Name	NASDAQ